Taxes (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	$ 987	$ 1,352
Later Than Seven Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	418
Later Than Eleven Years And Not Later Than Thirteen Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	339
Later Than Fourteen Years And Not Later Than Sixteen Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	167
Undefined Expiration [Member]
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	$ 63